NOTE 2- Significant Accounting Policies: d. Functional and presentation currency (Policies)	12 Months Ended
Dec. 31, 2025
Policies
d. Functional and presentation currency:

d.     Functional and presentation currency:

The functional currency of the Company and its subsidiaries and the presentation currency of the consolidated financial statements is USD. The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each Company entity's financial position and operating results.